Submission	Feb. 28, 2025
Submission [Line Items]
Central Index Key	0000081033
Registrant Name	PUBLIC SERVICE ELECTRIC AND GAS COMPANY
Registration File Number	333-275512
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES